Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Entity Central Index Key	0001945415
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Document Fiscal Year Focus	2026
Entity File Number	001-42376
Entity Registrant Name	HUHUTECH INTERNATIONAL GROUP INC.
Amendment Flag	false
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31